Guarantees, Commitments and Pledged Assets - Schedule of Various Guarantees and Indemnifications (Detail) - CAD ($)	Oct. 31, 2020	Oct. 31, 2019
Standby letters of credit and letters of guarantee [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	$ 34,836,000,000	$ 35,577,000,000
Liquidity facilities [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	4,248,000,000	3,758,000,000
Derivatives [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	4,866,000,000	7,104,000,000
Indemnifications [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	$ 1,390,000,000	$ 583,000,000